CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Capital Stock	Warrant Reserve	Share-based Payment Reserve	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2016	539,439,736
Beginning balance, amount at Dec. 31, 2016	$ 262,876	$ 15,361	$ 8,582	$ 708	$ (21,299)	$ 266,228
Impact of adopting IFRS 9				(1,072)	1,072
Beginning balance (restated), shares	539,439,736
Beginning balance (restated), amount	$ 262,876	15,361	8,582	(364)	(20,227)	266,228
Shares issued on acquisition of mineral properties, shares	3,000,000
Shares issued on acquisition of mineral properties, amount	$ 2,613					2,613
Shares issued on settlement of debenture liability, shares	4,700,000
Shares issued on settlement of debenture liability, amount	$ 3,102					3,102
Exercise of options, shares	4,162,617
Exercise of options, amount	$ 3,315		1,534			1,781
Exercise of warrants, shares	1,245,263
Exercise of warrants, amount	$ 595	354				241
Share-based payments			5,552			5,552
Loss for the year					(11,184)	(11,184)
Other comprehensive loss					(3,679)	(3,679)
Ending balance, shares at Dec. 31, 2017	552,547,616
Ending balance, amount at Dec. 31, 2017	$ 272,501	15,007	12,600	4,043	(31,411)	264,654
Exercise of options, shares	638,000
Exercise of options, amount	$ 276		171			105
Exercise of warrants, shares	5,131,300
Exercise of warrants, amount	$ 2,291	1,407				884
Options forfeited (Note 11(d))			39			39
Share-based payments			4,240			4,240
Loss for the year					(11,645)	(11,645)
Other comprehensive loss				1,249		(1,249)
Ending balance, shares at Dec. 31, 2018	558,316,916
Ending balance, amount at Dec. 31, 2018	$ 275,068	$ 13,600	$ 16,630	$ 5,292	$ 43,056	$ 256,950